Condensed financial information of the Company - Condensed statements of income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Condensed statements of income
General and administrative expenses	$ (3,659,533)	$ (4,144,301)	$ (3,654,449)
Investment loss, net	724,428	(166,334)	(2,436,809)
Share gain (loss) from equity investments	724,428
Income before income tax provision	(20,484,073)	(791,672)	6,977,308
Provision for income tax	422,912	608,620	3,479,303
Net (Loss) / profit	(20,906,985)	(1,400,292)	3,498,005
Reportable legal entities | Parent company
Condensed statements of income
General and administrative expenses	(2,226,956)	(2,790,459)	(2,493,845)
Investment loss, net			(2,436,809)
Share gain (loss) from equity investments	(18,678,368)	1,476,806	8,428,844
Others, net	(1,661)	(86,639)	(185)
Income before income tax provision	(20,906,985)	(1,400,292)	3,498,005
Net (Loss) / profit	$ (20,906,985)	$ (1,400,292)	$ 3,498,005